SCHEDULE OF ACCOUNTS PAYABLE (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Payables and Accruals [Abstract]
Accounts payable	$ 1,630,236	$ 12,715,835	$ 4,546,960